CONVERTIBLE DEBENTURE (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2011	Sep. 30, 2012	Dec. 31, 2010
Convertible Debt		$ 533,000		$ 605,000
Debt Instrument, Convertible, Terms of Conversion Feature		lower of $0.90
Debt Instrument, Convertible, Conversion Price		$ 0.35	$ 0.065
Debt Instrument, Maturity Date	Apr. 30, 2008	Mar. 31, 2012
Andcor Companies Inc [Member]
Convertible Debt		$ 10,000
Debt Instrument, Interest Rate, Stated Percentage		10.25%